Contingencies And Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2013
[CommitmentsAndContingenciesDisclosureAbstract]
Schedule Of Original Purchase And Ending Balance Amount Of Investments Subject To Litigation
	Alt-A		Jumbo
(Dollars in thousands)	Senior	Junior	Senior	Junior
Vintage
Original Purchase Price:
2005 (a)	$843,868	$-	$30,000	$-
2006 (a)	307,926	-	-	9,793
2007	204,061	-	50,000	7,084
Total	$1,355,855	$-	$80,000	$16,877
Ending Balance per the December 25, 2013, trust statements:
2005	$302,761	$-	$10,903	$-
2006	105,672	-	-	2,541
2007	96,723	-	16,153	-
Total	$505,156	$-	$27,056	$2,541

  The amounts shown in the table which are the subject of the FHFA litigation includes $230,020 of the Senior Alt-A loans from 2006 and $643,751 of the Senior Alt-A loans from 2005.